Asset Quality - Schedule of Performance of Loans That Have Been Modified in the Last 12 Months (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financing Receivable, Past Due [Line Items]
Total loans modified in last 12 months	$ 595	$ 534	$ 295
Current
Financing Receivable, Past Due [Line Items]
Total loans modified in last 12 months	528	474	267
30-89 Days Past Due
Financing Receivable, Past Due [Line Items]
Total loans modified in last 12 months	50	24	27
90 and Greater Days Past Due
Financing Receivable, Past Due [Line Items]
Total loans modified in last 12 months	17	36	1
Total commercial loans
Financing Receivable, Past Due [Line Items]
Total loans modified in last 12 months	565	499
Total commercial loans | Current
Financing Receivable, Past Due [Line Items]
Total loans modified in last 12 months	500	443
Total commercial loans | 30-89 Days Past Due
Financing Receivable, Past Due [Line Items]
Total loans modified in last 12 months	49	22
Total commercial loans | 90 and Greater Days Past Due
Financing Receivable, Past Due [Line Items]
Total loans modified in last 12 months	16	34
Total commercial loans | Commercial and Industrial
Financing Receivable, Past Due [Line Items]
Total loans modified in last 12 months	304	163	263
Total commercial loans | Commercial and Industrial | Current
Financing Receivable, Past Due [Line Items]
Total loans modified in last 12 months	286	154	238
Total commercial loans | Commercial and Industrial | 30-89 Days Past Due
Financing Receivable, Past Due [Line Items]
Total loans modified in last 12 months	7	3	25
Total commercial loans | Commercial and Industrial | 90 and Greater Days Past Due
Financing Receivable, Past Due [Line Items]
Total loans modified in last 12 months	11	6	0
Total commercial loans | Total commercial real estate loans
Financing Receivable, Past Due [Line Items]
Total loans modified in last 12 months	261	336	269
Total commercial loans | Total commercial real estate loans | Current
Financing Receivable, Past Due [Line Items]
Total loans modified in last 12 months	214	289	244
Total commercial loans | Total commercial real estate loans | 30-89 Days Past Due
Financing Receivable, Past Due [Line Items]
Total loans modified in last 12 months	42	19	25
Total commercial loans | Total commercial real estate loans | 90 and Greater Days Past Due
Financing Receivable, Past Due [Line Items]
Total loans modified in last 12 months	5	28	0
Total commercial loans | Real estate — commercial mortgage
Financing Receivable, Past Due [Line Items]
Total loans modified in last 12 months	231	307	6
Total commercial loans | Real estate — commercial mortgage | Current
Financing Receivable, Past Due [Line Items]
Total loans modified in last 12 months	184	260	6
Total commercial loans | Real estate — commercial mortgage | 30-89 Days Past Due
Financing Receivable, Past Due [Line Items]
Total loans modified in last 12 months	42	19	0
Total commercial loans | Real estate — commercial mortgage | 90 and Greater Days Past Due
Financing Receivable, Past Due [Line Items]
Total loans modified in last 12 months	5	28	0
Total commercial loans | Real estate — construction
Financing Receivable, Past Due [Line Items]
Total loans modified in last 12 months	30	29	269
Total commercial loans | Real estate — construction | Current
Financing Receivable, Past Due [Line Items]
Total loans modified in last 12 months	30	29	244
Total commercial loans | Real estate — construction | 30-89 Days Past Due
Financing Receivable, Past Due [Line Items]
Total loans modified in last 12 months	0	0	25
Total commercial loans | Real estate — construction | 90 and Greater Days Past Due
Financing Receivable, Past Due [Line Items]
Total loans modified in last 12 months	0	0	0
Total commercial loans | Commercial lease financing
Financing Receivable, Past Due [Line Items]
Total loans modified in last 12 months	0
Total commercial loans | Commercial lease financing | Current
Financing Receivable, Past Due [Line Items]
Total loans modified in last 12 months	0
Total commercial loans | Commercial lease financing | 30-89 Days Past Due
Financing Receivable, Past Due [Line Items]
Total loans modified in last 12 months	0
Total commercial loans | Commercial lease financing | 90 and Greater Days Past Due
Financing Receivable, Past Due [Line Items]
Total loans modified in last 12 months	0
Total consumer loans
Financing Receivable, Past Due [Line Items]
Total loans modified in last 12 months	30	35	26
Total consumer loans | Current
Financing Receivable, Past Due [Line Items]
Total loans modified in last 12 months	28	31	23
Total consumer loans | 30-89 Days Past Due
Financing Receivable, Past Due [Line Items]
Total loans modified in last 12 months	1	2	2
Total consumer loans | 90 and Greater Days Past Due
Financing Receivable, Past Due [Line Items]
Total loans modified in last 12 months	1	2	1
Total consumer loans | Real estate — residential mortgage
Financing Receivable, Past Due [Line Items]
Total loans modified in last 12 months	14	14	10
Total consumer loans | Real estate — residential mortgage | Current
Financing Receivable, Past Due [Line Items]
Total loans modified in last 12 months	12	12	9
Total consumer loans | Real estate — residential mortgage | 30-89 Days Past Due
Financing Receivable, Past Due [Line Items]
Total loans modified in last 12 months	1	1	1
Total consumer loans | Real estate — residential mortgage | 90 and Greater Days Past Due
Financing Receivable, Past Due [Line Items]
Total loans modified in last 12 months	1	1	0
Total consumer loans | Home equity loans
Financing Receivable, Past Due [Line Items]
Total loans modified in last 12 months	9	13	9
Total consumer loans | Home equity loans | Current
Financing Receivable, Past Due [Line Items]
Total loans modified in last 12 months	9	11	8
Total consumer loans | Home equity loans | 30-89 Days Past Due
Financing Receivable, Past Due [Line Items]
Total loans modified in last 12 months	0	1	0
Total consumer loans | Home equity loans | 90 and Greater Days Past Due
Financing Receivable, Past Due [Line Items]
Total loans modified in last 12 months	0	1	1
Total consumer loans | Other consumer loans
Financing Receivable, Past Due [Line Items]
Total loans modified in last 12 months	4	5	3
Total consumer loans | Other consumer loans | Current
Financing Receivable, Past Due [Line Items]
Total loans modified in last 12 months	4	5	3
Total consumer loans | Other consumer loans | 30-89 Days Past Due
Financing Receivable, Past Due [Line Items]
Total loans modified in last 12 months	0	0	0
Total consumer loans | Other consumer loans | 90 and Greater Days Past Due
Financing Receivable, Past Due [Line Items]
Total loans modified in last 12 months	0	0	0
Total consumer loans | Credit cards
Financing Receivable, Past Due [Line Items]
Total loans modified in last 12 months	3	3	4
Total consumer loans | Credit cards | Current
Financing Receivable, Past Due [Line Items]
Total loans modified in last 12 months	3	3	3
Total consumer loans | Credit cards | 30-89 Days Past Due
Financing Receivable, Past Due [Line Items]
Total loans modified in last 12 months	0	0	1
Total consumer loans | Credit cards | 90 and Greater Days Past Due
Financing Receivable, Past Due [Line Items]
Total loans modified in last 12 months	$ 0	$ 0	$ 0